Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue, net of royalties
Petroleum and natural gas sales	$ 1,868,195	$ 975,477
Royalties	(339,156)	(163,735)
Revenue, net of royalties	1,529,039	811,742
Expenses
Operating	343,002	331,345
Transportation	32,261	28,437
Blending and other	85,689	48,381
General and administrative	40,804	34,268
Exploration and evaluation	15,212	14,011
Depletion and depreciation	464,580	486,380
Impairment (impairment reversal)	(1,542,414)	2,360,220
Share-based compensation	11,130	9,469
Financing and interest	111,159	125,441
Financial derivatives loss (gain)	287,872	(29,336)
Foreign exchange (gain) loss	(2,868)	8,688
Gain on dispositions	(9,666)	(901)
Other income	(2,562)	(5,304)
Total expenses	(165,801)	3,411,099
Net income (loss) before income taxes	1,694,840	(2,599,357)
Income tax (recovery) expense
Current income tax expense	1,272	574
Deferred income tax expense (recovery)	79,968	(160,967)
Income tax expense (recovery)	81,240	(160,393)
Net income (loss)	1,613,600	(2,438,964)
Other comprehensive income (loss)
Foreign currency translation adjustment	13,127	62,752
Comprehensive income (loss)	$ 1,626,727	$ (2,376,212)
Net income (loss) per common share
Basic (in cad per share)	$ 2.86	$ (4.35)
Diluted (in cad per share)	$ 2.82	$ (4.35)
Weighted average common shares
Basic (in shares)	563,674	560,657
Diluted (in shares)	571,610	560,657